Dividends (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves and Other Equity Interests [Abstract]
Schedule of Dividends Declared
The following dividends were declared by the Company during the year ended December 31, 2022:

Record date	Payment Date	Cash dividend per share	Total dividend amount (in thousands $)
March 7, 2022 - Regular dividend Q4 2021	March 22, 2022	$0.25	6,467
May 16, 2022 - Regular dividend Q1 2022	May 31, 2022	$0.25	6,500
Aug 12, 2022 - Regular dividend Q2 2022	August 29, 2022	$0.25	6,484
Nov 14, 2022 - Regular dividend Q3 2022	November 29, 2022	$0.25	6,480
Dividends (1)			25,931
(1) Subsequent to quarter-end, on February 23, 2023, a regular dividend of $0.25 per common share was declared for the quarter ended December 31, 2022. This dividend is payable on March 21, 2023 to shareholders of record at the close of business on March 6, 2023.